UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Schedule of Investments    |    November 30, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 149.3%
Alabama — 0.9%
Revenue Bond — 0.9%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Pre-refunded 12/1/13 @ 100), 6.38%, 12/1/24 ¯	$650,000	$723,418

Arizona — 5.7%
Revenue Bond — 2.4%
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series A, 5.25%, 7/1/32	2,000,000	2,004,700

General Obligation — 3.3%
Pima County Unified School District Number 1, Tucson (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	2,727,438

		4,732,138

California — 12.0%
Revenue Bonds — 3.1%
Los Angeles County Metropolitan Transportation Authority, Series B, 5.00%, 6/1/18	750,000	904,065
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,022,190
State Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series A (CMI), 5.00%, 10/1/27	500,000	507,545
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT), 5.00%, 12/1/22 ¥	100,000	88,339

		2,522,139

General Obligations — 7.9%
Los Rios Community College District, Series D, 5.38%, 8/1/34	2,000,000	2,137,720
Poway Unified School District, Series B, Zero Coupon Bond, 6.30%, 8/1/41°	2,000,000	317,520
Rialto Unified School District, Election 2010, Series A, Convertible (CAB) (AGM), 0.00% through 8/1/26, thereafter, 7.35%, 8/1/41 X	5,000,000	2,154,000
West Contra Costa Unified School District, Election 2010, Series A-1, 5.00%, 8/1/41	2,000,000	1,957,460

		6,566,700

Tax Allocation Bonds — 1.0%
Davis Redevelopment Agency, Series A, 7.00%, 12/1/36	260,000	283,018
Lynwood Redevelopment Agency, Series A, 7.00%, 9/1/31	250,000	274,617
Santee Community Development Commission, Series A, 7.00%, 8/1/31	220,000	239,853

		797,488

		9,886,327

Colorado — 11.6%
Revenue Bonds — 11.6%
State Health Facilities Authority, Covenant Retirement Communities, Series B, 6.13%, 12/1/33	1,000,000	1,000,830
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27	650,000	654,277
5.00%, 6/1/29	1,000,000	955,070
State Health Facilities Authority, Poudre Valley, Series B (AGM), 5.25%, 3/1/36	2,000,000	2,049,180
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	756,052
State Health Facilities Authority, Volunteers of America Care, Series A, 5.00%, 7/1/15	280,000	287,563
State Housing & Finance Authority, Disposal Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,109,940
State Housing & Finance Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,749,365
Water Reserve & Power Development Authority, Clean Water, Series A, 5.90%, 9/1/16	25,000	25,116

		9,587,393

AMERICAN MUNICIPAL INCOME PORTFOLIO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Florida — 8.8%
Revenue Bonds — 8.8%
City of Cape Coral Water & Sewer, Series 2011 (AGM), 5.00%, 10/1/41	$1,000,000	$1,020,190
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	1,054,330
Miami-Dade County Water & Sewer Systems, (AGM), 5.00%, 10/1/39	1,000,000	1,037,540
Palm Beach County Health Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,142,449
Palm Beach County Health Facilities Authority, ACTS Retirement – Life Communities, Series A, 4.50%, 11/15/36	2,120,000	1,713,490
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,270,360

		7,238,359

Georgia — 0.8%
Revenue Bond — 0.8%
Fulton County Development Authority, Maxon Atlantic Station, Fulton Cooling, Series A (AMT) (Optional Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	696,262

Hawaii — 3.8%
Revenue Bond — 3.8%
State Department of Budget & Finance, Kahala Nui Project, Series A, 8.00%, 11/15/33	3,000,000	3,116,910

Illinois — 5.6%
Revenue Bonds — 3.7%
State Finance Authority, Capital Appreciation, Clare Water Tower, Series B, Zero Coupon Bond, 16.32%, 5/15/50 ¥ °	187,500	450
State Finance Authority, Clare Water Tower, Series A, 6.00%, 5/15/28 ¥	437,500	65,616
State Finance Authority, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/37 ¥	575,000	468,751
State Finance Authority, Roosevelt University Project, 6.25%, 4/1/29	500,000	522,275
State Finance Authority, Rush University Medical Center, Series B (NATL), 5.25%, 11/1/35	1,000,000	1,002,830
State Finance Authority, Three Crowns Park Plaza, Series A, 5.88%, 2/15/26 ¥	500,000	476,000
State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	475,000	508,483

		3,044,405

General Obligation — 1.9%
McCook, 5.20%, 12/1/30	1,500,000	1,577,190

		4,621,595

Indiana — 3.5%
Revenue Bonds — 3.5%
State Health & Educational Facility Financing Authority, Sisters of St. Francis (AGM),
5.25%, 11/1/25	475,000	508,668
5.25%, 11/1/29	530,000	554,030
State Health Facility Financing Authority, Columbus Regional Hospital (AGM), 7.00%, 8/15/15	1,675,000	1,837,056

		2,899,754

Iowa — 1.2%
Revenue Bonds — 1.2%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	755,000	757,008
State Higher Education Loan Authority, Wartburg College (ACA) (Pre-refunded 10/1/12 @ 100), 5.50%, 10/1/33 ¯	250,000	260,803

		1,017,811

Kansas — 3.2%
Revenue Bonds — 3.2%
Olathe Health Facilities, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	1,009,880
State Development Finance Authority, Hospital, Adventist Health, 5.50%, 11/15/29	1,500,000	1,636,020

		2,645,900

Kentucky — 4.7%
Revenue Bonds — 4.7%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series A, 6.00%, 5/1/38	2,500,000	2,581,700

AMERICAN MUNICIPAL INCOME PORTFOLIO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Pikeville Medical Center, 6.50%, 3/1/41	$1,250,000	$1,344,263

		3,925,963

Maine — 1.2%
Revenue Bond — 1.2%
State Health & Higher Educational Facilities Authority, General Medical Center, 6.75%, 7/1/41	1,000,000	1,026,160

Maryland — 2.9%
General Obligation — 2.9%
Maryland State, 2nd Series, 5.00%, 7/15/20	2,000,000	2,376,380

Massachusetts — 6.2%
Revenue Bonds — 6.2%
State Development Financing Agency, Adventcare Project, ¥
6.75%, 10/15/37, Series A	650,000	608,972
7.63%, 10/15/37	880,000	897,301
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series A (ACA), 5.13%, 6/1/31	1,825,000	1,602,879
State Development Financing Agency, Senior Living Facility, Groves - Lincoln, Series A, 7.88%, 6/1/44 ¥	1,000,000	1,006,900
State Health & Educational Facilities Authority, Suffolk University, Series A, 5.75%, 7/1/39	1,000,000	1,002,680

		5,118,732

Michigan — 1.5%
Revenue Bond — 1.5%
State Strategic Fund, Michigan House of Representatives, Series A (AGC), 5.25%, 10/15/23	1,165,000	1,254,111

Minnesota — 10.5%
Revenue Bonds — 10.5%
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	926,240
5.50%, 6/1/35	1,000,000	935,050
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,018,730
Marshall Medical Center, Avera Marshall Regional Medical Center Project, Series A (Pre-refunded 11/1/13 @100), 6.00%, 11/1/28 ¯	500,000	547,075
St. Louis Park Health Care Facilities, Nicollet Health Services, 5.75%, 7/1/39	2,000,000	2,033,040
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	875,000	701,094
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, 5.25%, 5/15/36	495,000	483,660
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,402,450
State Agricultural & Economic Development Board, Fairview Health Care System, Series A, 6.38%, 11/15/29	30,000	30,027
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28 ¥	675,000	603,787

		8,681,153

Mississippi — 3.0%
General Obligations — 3.0%
State Development Bank Special Obligation, Jackson,
5.50%, 1/1/23	1,325,000	1,491,764
5.80%, 1/1/24	850,000	960,339

		2,452,103

Missouri — 3.0%
Revenue Bonds — 3.0%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,532,040
North Central Regional Water System, 5.00%, 1/1/37 ¥	1,000,000	942,720

		2,474,760

Montana — 0.6%
Revenue Bond — 0.6%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	500,000	524,440

AMERICAN MUNICIPAL INCOME PORTFOLIO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Nebraska — 4.8%
Revenue Bonds — 4.2%
University of Nebraska, Omaha Health & Recreation Project,
5.00%, 5/15/33	$1,250,000	$1,308,912
5.00%, 5/15/38	2,100,000	2,182,089

		3,491,001

General Obligation — 0.6%
City of Omaha Various Purpose, Series 2011-A, 4.13%, 11/15/31	500,000	502,635

		3,993,636

New Hampshire — 0.7%
Revenue Bond — 0.7%
State Health and Education Facilities Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	598,848

New Mexico — 0.3%
Revenue Bond — 0.3%
State Mortgage Finance Authority, Series A (FHA) (FMHA) (VA), 6.88%, 1/1/25	245,000	256,121

North Carolina — 3.2%
Revenue Bond — 1.9%
State Capital Facilities Finance Agency, Meredith College, 6.13%, 6/1/35	1,500,000	1,563,975

General Obligation — 1.3%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	1,000,000	1,079,530

		2,643,505

Ohio — 1.6%
Revenue Bonds — 1.6%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	1,013,040
Richland County Hospital Facilities, Medcentral Health System, Series B, 6.38%, 11/15/30	335,000	337,054

		1,350,094

Oregon — 1.3%
Revenue Bond — 1.3%
City of Portland, Sewer System, Second Lien, Series B (NATL), 5.00%, 6/15/24	1,000,000	1,086,660

Pennsylvania — 4.8%
Revenue Bonds — 4.8%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	1,000,570
Delaware County College Authority, Neumann College, 6.00%, 10/1/30	1,000,000	1,029,800
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	840,500
State Economic Development Financing Authority, Allegheny Energy Supply Company, 7.00%, 7/15/39	1,000,000	1,080,300

		3,951,170

Puerto Rico — 1.8%
Revenue Bond — 1.8%
Puerto Rico Sales Tax Financing Corporation, Series 2011 A-1, 5.00%, 8/1/43	1,500,000	1,486,230

South Carolina — 4.3%
Revenue Bonds — 4.3%
Environmental Improvement, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	644,885
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	743,302
State Jobs Economic Development Authority, Hospital Facilities, Palmetto Health,
6.13%, 8/1/23, Series A	250,000	255,940
6.38%, 8/1/34, Series C (Pre-refunded 8/1/13 @ 100) ¯	40,000	43,890
State Public Service Authority, Santee Cooper, Series A (NATL), 5.00%, 1/1/30	1,800,000	1,893,510

		3,581,527

AMERICAN MUNICIPAL INCOME PORTFOLIO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE¶
South Dakota — 7.5%
Revenue Bonds — 7.5%
City of Deadwood, Sales Tax, Series B, 6.25%, 12/1/28 ¥	$1,300,000	$1,383,187
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Pre-refunded 11/15/12 @ 100), 6.63%, 11/15/23 ¯	620,000	652,928
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,019,940
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, Series B (AMT), 5.95%, 4/1/24	2,000,000	2,065,600
State Health & Educational Facilities Authority, Vocational Education Program (AGC), 5.50%, 8/1/38	1,000,000	1,060,550

		6,182,205

Tennessee — 4.9%
Revenue Bonds — 1.6%
Johnson City Health and Educational Facilities, Mountain States Health, Series A (Pre-refunded 7/1/12 @ 103), 7.50%, 7/1/33 ¯	1,000,000	1,062,380
Shelby County Health, Educational and Housing Facility Board, Methodist Healthcare (Pre-refunded 9/1/12 @ 100), 6.50%, 9/1/21 ¯	240,000	251,155

		1,313,535

General Obligations — 3.3%
Shelby County, Series A (Pre-refunded 4/01/19 @ 100), 5.00%, 4/1/20 ¯	445,000	542,887
Shelby County, Series A, 5.00%, 4/1/20	1,805,000	2,163,599

		2,706,486

		4,020,021

Texas — 16.6%
Revenue Bonds — 9.3%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A, 5.88%, 11/15/18	943,000	865,985
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living, Series A (Pre-refunded 2/15/14 @ 101), 7.00%, 2/15/26 ¯	1,500,000	1,716,990
North Texas Tollway Authority, First Tier, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	571,305
North Texas Tollway Authority, Second Tier, Series F, 5.75%, 1/1/38	1,000,000	1,034,120
Tarrant County Cultural Education, Hendrick Medical Center Project, Series B (AGC), 5.25%, 9/1/26	1,250,000	1,323,275
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26 ¥	600,000	601,506
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project, ¥
5.50%, 11/15/25	200,000	180,802
5.65%, 11/15/35	1,600,000	1,348,448

		7,642,431

General Obligations — 7.3%
Grand Prairie Independent School District (PSFG), 5.85%, 2/15/26	40,000	40,044
Humble Independent School District, Series A (AGC), 5.25%, 2/15/22	1,000,000	1,156,510
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	3,752,105
Round Rock Independent School District, 5.00%, 8/1/27	1,000,000	1,097,220

		6,045,879

		13,688,310

Washington — 6.8%
Revenue Bonds — 3.7%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	921,771
State Health Care Facilities Authority, Central Washington Health Services, 6.25%, 7/1/24	2,000,000	2,109,000

		3,030,771

AMERICAN MUNICIPAL INCOME PORTFOLIO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR/ SHARES	FAIR VALUE¶
General Obligation — 3.1%
State Various Purpose, Series 2011-A, 5.00%, 8/1/30	$2,300,000	$2,574,206

		5,604,977

Total Municipal Long-Term Investments (Cost: $119,216,134)		123,442,973

Short-Term Investment — 1.4%
Fixed Rate — 1.4%
First American Tax Free Obligations Fund, Class Z, 0.00% W (Cost: $1,176,008)	1,176,008	1,176,008

Total Investments ▲ —150.7% (Cost: $120,392,142)		124,618,981

Preferred Shares at Liquidation Value — (52.6)%		(43,500,000)

Other Assets and Liabilities, Net —1.9%		1,592,844

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$82,711,825

¶	Security valuations for the fund’s investments are furnished generally by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of November 30, 2011, the fund held no internally fair valued securities.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2011, the fair value of these investments was $8,672,779 or 10.5% of total net assets applicable to outstanding common shares.

AMERICAN MUNICIPAL INCOME PORTFOLIO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    November 30, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2011.
X	Convertible CAB initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bond starts to accrue and pay interest on a semiannual basis until final maturity.
W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of November 30, 2011.
▲	On November 30, 2011, the cost of investments for federal income tax purposes was approximately $120,392,142. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,256,997
Gross unrealized depreciation	(2,030,158)
Net unrealized appreciation	$4,226,839

ACA–ACA Financial Guaranty Corporation

AGC–Assured Guaranty Corporation

AGM–Assured Guaranty Municipal Corporation

AMBAC–American Municipal Bond Assurance Corporation

AMT–	Alternative Minimum Tax. As of November 30, 2011, the aggregate fair value of securities subject to the AMT was $11,138,669, which represents 13.5% of total net assets applicable to common shares.

CAB–Capital Appreciation Bond

CMI–California Mortgage Insurance Program

FGIC–Financial Guaranty Insurance Corporation

FHA–Federal Housing Administration

FMHA–Farmers Home Administration

FNMA–Federal National Mortgage Association

NATL–National Public Finance Guarantee Corporation

PSFG–Permanent School Fund Guaranteed

VA–Veterans Administration

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$123,442,973	$—	$123,442,973
Short-Term Investment	1,176,008	—	—	1,176,008

Total Investments	$1,176,008	$123,442,973	$—	$124,618,981

During the period ended November 30, 2011, the fund recognized no transfers between fair value levels.

AMERICAN MUNICIPAL INCOME PORTFOLIO    |    2011 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: January 25, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: January 25, 2012